Document and Entity Information	Nov. 03, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	ENPRO INC.
Entity Central Index Key	0001164863
Amendment Flag	false
Entity Incorporation, State or Country Code	NC
Entity File Number	001-31225
Entity Tax Identification Number	01-0573945
Entity Address, Address Line One	5605 Carnegie Boulevard, Suite 500
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28209
City Area Code	704
Local Phone Number	731-1500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	NPO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false